UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     May 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     416763


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADVANCED FIBRE COMMUNICATIONS  COM              00754A105      616    43060 SH        DEFINED                    0        0    43060
AOL TIME WARNER INC            COM              00184A105    14303   356227 SH        DEFINED                 3200        0   353027
BED BATH & BEYOND INC          COM               75896100    26397  1074680 SH        DEFINED                 6660        0  1068020
BEST BUY INC                   COM               86516101     1992    55395 SH        DEFINED                    0        0    55395
BROADCOM CORPORATION           COM              111320107      615    21264 SH        DEFINED                    0        0    21264
BROADVISION INC                COM              111412102     5250   982417 SH        DEFINED                 8460        0   973957
BROCADE COMMUNICATIONS SYS INC COM              111621108     5435   260154 SH        DEFINED                 3100        0   257054
CDW COMPUTER CENTERS INC       COM              125129106    17026   549232 SH        DEFINED                 2840        0   546392
CHECK POINT SOFTWARE TECH LTD  COM              M22465104    42589   896607 SH        DEFINED                 1965        0   894642
CHEESECAKE FACTORY INC         COM              163072101     1870    50800 SH        DEFINED                    0        0    50800
CIENA CORP                     COM              171779101    17909   428949 SH        DEFINED                 3380        0   425569
CISCO SYSTEMS INC              COM              17275R102    18448  1166702 SH        DEFINED                 3050        0  1163652
CORNING INC                    COM              219350105      568    27445 SH        DEFINED                    0        0    27445
DOUBLECLICK INC                COM              258609304     6607   571388 SH        DEFINED                 3374        0   568014
ELAN CORP PLC ADR              COM              284131208     6974   133468 SH        DEFINED                    0        0   133468
ELCOR CORPORATION              COM              284443108      243    17370 SH        DEFINED                    0        0    17370
EXTREME NETWORKS INC           COM              30226D106      832    54706 SH        DEFINED                    0        0    54706
FASTENAL COMPANY               COM              311900104     3431    62959 SH        DEFINED                    0        0    62959
FORRESTER RESEARCH INC         COM              346563109     6025   253019 SH        DEFINED                    0        0   253019
FOUNDRY NETWORKS INC           COM              35063R100       86    11401 SH        DEFINED                    0        0    11401
HOME DEPOT INC                 COM              437076102    19758   458433 SH        DEFINED                 2160        0   456273
JDS UNIPHASE CORP              COM              46612J101     1733    93998 SH        DEFINED                    0        0    93998
KOHLS CORP                     COM              500255104    32238   522581 SH        DEFINED                 2280        0   520301
LEGATO SYSTEMS                 COM              524651106     3298   273433 SH        DEFINED                 1360        0   272073
MARCHFIRST INC                 COM              566244109       70   450559 SH        DEFINED                 5020        0   445539
MEADE INSTRUMENTS              COM              583062104       66    16000 SH        DEFINED                    0        0    16000
MEDTRONIC INC                  COM              585055106     8357   182706 SH        DEFINED                 1450        0   181256
MICROSOFT CORP                 COM              594918104    11933   218204 SH        DEFINED                 1410        0   216794
NETWORK APPLIANCE INC          COM              64120L104    13461   800633 SH        DEFINED                 2480        0   798153
OPENWAVE SYSTEMS INC           COM              683718100      708    35670 SH        DEFINED                    0        0    35670
ORACLE CORP                    COM              68389X105    19093  1274559 SH        DEFINED                 6140        0  1268419
P F  CHANGS CHINA BISTRO INC   COM              69333Y108     2078    59365 SH        DEFINED                    0        0    59365
PAYCHEX INC                    COM              704326107     4010   108196 SH        DEFINED                 3277        0   104919
PEPSICO INC                    COM              713448108      352     8000 SH        DEFINED                    0        0     8000
POWER-ONE INC                  COM              739308104     4406   304051 SH        DEFINED                 3860        0   300191
QUALCOMM INC                   COM              747525103    16444   290394 SH        DEFINED                 2010        0   288384
QUINTILES TRANSNATIONAL CORP   COM              748767100    13060   691916 SH        DEFINED                 5240        0   686676
SAPIENT CORP                   COM              803062108      526    73148 SH        DEFINED                    0        0    73148
SAWTEK INC                     COM              805468105     9431   529459 SH        DEFINED                 3420        0   526039
SMALL WORLDWIDE PLC            COM              83168P108      209    10520 SH        DEFINED                    0        0    10520
SMARTFORCE PUBLIC LTD          SPONSORED ADR    83170A206    11930   537707 SH        DEFINED                 3640        0   534067
STAPLES  INC                   COM              855030102     7448   500726 SH        DEFINED                10780        0   489946
STARBUCKS CORPORATION          COM              855244109    17490   412145 SH        DEFINED                 2950        0   409195
SYNOPSYS INC                   COM              871607107    14689   312943 SH        DEFINED                 2030        0   310913
VERISIGN INC                   COM              9.23E+106     5361   151270 SH        DEFINED                 1730        0   149540
WATSON PHARMACEUTICALS         COM              942683103    20892   397193 SH        DEFINED                 2445        0   394748
ZORAN CORP                     COM              98975F101      506    33025 SH        DEFINED                    0        0    33025
